Share Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation information
Compensation Expense	$ 24,832	$ 21,177	$ 18,875
Compensation Capitalized	2,128	2,305	2,141
Compensation Equity	26,960	23,482	21,016
Dividends Incurred	1,183	1,320	1,472
Restricted shares [Member]
Compensation information
Compensation Expense	8,014	8,041	8,603
Compensation Capitalized	922	1,061	1,178
Compensation Equity	8,936	9,102	9,781
Dividends Incurred	949	1,121	1,334
Long Term Investment Plan Units [Member]
Compensation information
Compensation Expense	5,004	3,344	2,334
Compensation Capitalized	303	297	190
Compensation Equity	5,307	3,641	2,524
Dividends Incurred	234	199	138
Employee Stock Option [Member]
Compensation information
Compensation Expense	10,970	8,711	6,707
Compensation Capitalized	782	834	714
Compensation Equity	11,752	9,545	7,421
Dividends Incurred	0	0	0
Employee Share Purchase Plan Discount [Member]
Compensation information
Compensation Expense	844	1,081	1,231
Compensation Capitalized	121	113	59
Compensation Equity	965	1,194	1,290
Dividends Incurred	$ 0	$ 0	$ 0